Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia High Yield Municipal Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia High Yield Municipal Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia High Yield Municipal Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia High Yield Municipal Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia High Yield Municipal Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Columbia High Yield Municipal Fund - Class A | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia High Yield Municipal Fund - Class A | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia High Yield Municipal Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia High Yield Municipal Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia High Yield Municipal Fund - Class A | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Class A | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia High Yield Municipal Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Columbia High Yield Municipal Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia High Yield Municipal Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Municipal Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia High Yield Municipal Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia High Yield Municipal Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia High Yield Municipal Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia High Yield Municipal Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Columbia High Yield Municipal Fund - Class C | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia High Yield Municipal Fund - Class C | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia High Yield Municipal Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia High Yield Municipal Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia High Yield Municipal Fund - Class C | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Class C | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia High Yield Municipal Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Columbia High Yield Municipal Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia High Yield Municipal Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Municipal Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia High Yield Municipal Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia High Yield Municipal Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia High Yield Municipal Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia High Yield Municipal Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Columbia High Yield Municipal Fund - Institutional Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia High Yield Municipal Fund - Institutional Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia High Yield Municipal Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia High Yield Municipal Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia High Yield Municipal Fund - Institutional Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Institutional Class | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia High Yield Municipal Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Columbia High Yield Municipal Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia High Yield Municipal Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Municipal Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia High Yield Municipal Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia High Yield Municipal Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia High Yield Municipal Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia High Yield Municipal Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Columbia High Yield Municipal Fund - Institutional 2 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia High Yield Municipal Fund - Institutional 2 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia High Yield Municipal Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia High Yield Municipal Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia High Yield Municipal Fund - Institutional 2 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Institutional 2 Class | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia High Yield Municipal Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Columbia High Yield Municipal Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia High Yield Municipal Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Municipal Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia High Yield Municipal Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia High Yield Municipal Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia High Yield Municipal Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia High Yield Municipal Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Columbia High Yield Municipal Fund - Institutional 3 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia High Yield Municipal Fund - Institutional 3 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia High Yield Municipal Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia High Yield Municipal Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia High Yield Municipal Fund - Institutional 3 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Institutional 3 Class | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia High Yield Municipal Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Columbia High Yield Municipal Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia High Yield Municipal Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia High Yield Municipal Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia High Yield Municipal Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia High Yield Municipal Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia High Yield Municipal Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia High Yield Municipal Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Columbia High Yield Municipal Fund - Class S | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Class S | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia High Yield Municipal Fund - Class S | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia High Yield Municipal Fund - Class S | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia High Yield Municipal Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia High Yield Municipal Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia High Yield Municipal Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia High Yield Municipal Fund - Class S | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Class S | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia High Yield Municipal Fund - Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Columbia High Yield Municipal Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia High Yield Municipal Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%